Fair Value Measurements	12 Months Ended
Dec. 31, 2025
LONG-TERM SAVINGS PLAN
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

Generally accepted accounting principles (“GAAP”) define fair value as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs for which there is little or no market data, which requires the Company to develop assumptions.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following is a description of the valuation techniques and inputs used for each general type of assets measured at fair value:

Common/collective trust funds: The common/collective trust funds are valued at the net asset value (“NAV”) provided by the administrator of the fund.

Common stock: Consists of the Company’s stock valued using quoted market prices on the last business day of the year.

Mutual funds: The shares of mutual funds are valued at quoted market prices which represent the NAV of shares held by the Plan at year-end.

Non-interest bearing cash: The non-interest bearing cash is valued at cost, which approximates fair value.

Pooled separate account: The pooled separate account is valued at the NAV provided by the administrator of the fund.

Self-directed brokerage account: This investment is comprised of cash and cash equivalents, mutual funds, common stock, exchange-traded funds, and other assets as permitted by the Plan document. The fair values of the funds are determined on the basis of quoted market prices in an active market.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. No transfers between levels occurred during 2025 or 2024.

The following table sets forth by level, within the fair value hierarchy, the Trust’s assets at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common/collective trust funds	$473,782,200	$—	$—	$473,782,200
Mutual funds	84,669,014	—	—	84,669,014
Common stock	70,228,611	—	—	70,228,611
Pooled separate account	54,870,075	—	—	54,870,075
Self-directed brokerage account	18,747,583	—	—	18,747,583
Total assets at fair value	$702,297,483	$—	$—	$702,297,483

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common/collective trust funds	$310,519,972	$—	$—	$310,519,972
Mutual funds	141,302,167	—	—	141,302,167
Non-interest bearing cash	86,015,483	—	—	86,015,483
Pooled separate account	66,187,003	—	—	66,187,003
Common stock	51,125,863	—	—	51,125,863
Self-directed brokerage account	11,221,885	—	—	11,221,885
Total assets at fair value	$666,372,373	$—	$—	$666,372,373